PROPERTY AND EQUIPMENT - NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT-NET
PROPERTY AND EQUIPMENT-NET
5.	PROPERTY AND EQUIPMENT — NET

Property and equipment consisted of the following at the reported balance sheet dates (in thousands, except years):

	Estimated
	Useful
	Lives
	(in Years)	As of March 31, 2022	As of December 31, 2021
Contemporary imagery	5	$379,752	$379,837
Computer hardware purchased	3	11,001	5,639
Computer software developed for internal use	3	114,516	114,434
Leasehold improvements	2 – 20	11,511	11,459
Furniture, fixtures and studio equipment	5	15,092	15,167
Archival imagery	40	96,784	97,547
Other	3 – 4	2,422	2,439
Property and equipment		631,078	626,522
Less: accumulated depreciation		(461,519)	(455,626)
Property and equipment, net		$169,559	$170,896

Included in archival imagery as of March 31, 2022 and December 31, 2021 was $10.2 million and $10.3 million respectively, of imagery that has an indefinite life and therefore is not amortized.

5.     PROPERTY AND EQUIPMENT — NET

Property and equipment consisted of the following at the reported balance sheet dates (in thousands, except years):

	Estimated
	Useful
	Lives	December 31,
	(in Years)	2021	2020
Contemporary imagery	5	$379,837	$387,015
Computer hardware purchased	3	5,639	8,828
Computer software developed for internal use	3	114,434	113,615
Leasehold improvements	2 – 20	11,459	11,434
Furniture, fixtures and studio equipment	5	15,167	14,430
Archival imagery	40	97,547	101,615
Other	3 – 4	2,439	2,566
Property and equipment		626,522	639,503
Less: accumulated depreciation		(455,626)	(467,339)
Property and equipment, net		$170,896	$172,164

Included in archival imagery as of December 31, 2021 and 2020 was $10.3 million and $10.8 million respectively, of imagery that has an indefinite life and therefore is not amortized.